LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 6, 2009

TO THE PROSPECTUS DATED FEBRUARY 28, 2009 OF

LEGG MASON PARTNERS

VARIABLE LARGE CAP GROWTH PORTFOLIO

Effective immediately, the following text replaces the section of the Prospectus titled “Management – Portfolio managers”:

Portfolio managers

Alan Blake, Peter Bourbeau and Scott Glasser are co-portfolio managers of the fund.

Alan Blake is a Senior Portfolio Manager and a Managing Director of ClearBridge Advisors, LLC (“ClearBridge”). He was appointed to these positions in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Blake was a Managing Director of Citigroup Global Markets Inc. (“CGM”) and served as a Senior Portfolio Manager of CGM’s Smith Barney Asset Management division. He joined CGM’s predecessor in 1991. He has had responsibility for the day-to-day management of the fund’s portfolio since its inception.

Peter Bourbeau is a Portfolio Manager and a Managing Director of ClearBridge. He joined ClearBridge in December 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Bourbeau was a Director of CGM and served as a Portfolio Manager of Smith Barney Asset Management. He joined CGM’s predecessor in 1992. He has shared the responsibility for the day-to-day management of the fund’s portfolio since August 2009.

Scott Glasser is Co-Director of Research and a Senior Portfolio Manager and a Managing Director of ClearBridge. He joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Glasser was a Managing Director of CGM and served as a Portfolio Manager at Smith Barney Asset Management. He joined CGM’s predecessor in 1993. He has shared the responsibility for the day-to-day management of the fund’s portfolio since August 2009.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

Effective October 31, 2009, the following text replaces the section of the Prospectus titled “Management – Portfolio managers”:

Peter Bourbeau and Scott Glasser are co-portfolio managers of the fund.

Peter Bourbeau is a Portfolio Manager and a Managing Director of ClearBridge Advisors, LLC (“ClearBridge”). He joined ClearBridge in December 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Bourbeau was a Director of Citigroup Global Markets Inc. (“CGM”) and served as a Portfolio Manager of Smith Barney Asset Management. He joined CGM’s predecessor in 1992. He has shared the responsibility for the day-to-day management of the fund’s portfolio since August 2009.

Scott Glasser is Co-Director of Research and a Senior Portfolio Manager and a Managing Director of ClearBridge. He joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Glasser was a Managing Director of CGM and served as a Portfolio Manager at Smith Barney Asset Management. He joined CGM’s predecessor in 1993. He has shared the responsibility for the day-to-day management of the fund’s portfolio since August 2009.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

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